Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,528)	$ (3,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of account payable	0	(363)
Share-based compensation expense	441	625
Changes in operating assets and liabilities:
Accounts receivable	(444)	(556)
Prepaid expenses	37	21
Other current assets	5	(5)
Accounts payable	118	(445)
Accrued research and development costs	146	(38)
Accrued expenses and other current liabilities	(89)	(515)
Net cash used in operating activities	(3,314)	(4,333)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from ATM	2,077	0
Proceeds from private placement	1,375	0
Issuance costs paid for private placement	(130)	0
Net cash provided by financing activities	3,322	0
Effect of exchange rate changes on cash and cash equivalents	0	(6)
Net increase (decrease) in cash and cash equivalents	8	(4,339)
Cash and cash equivalents, beginning of period	3,232	7,571
Cash and cash equivalents, end of period	$ 3,240	$ 3,232